COMMITMENTS	12 Months Ended
Dec. 31, 2011
COMMITMENTS [Abstract]
COMMITMENTS

NOTE 12. COMMITMENTS

Consulting Agreements

On January 1, 2011, the Company entered into an At-Will Consulting Agreement with its President and Chief executive officer which requires that he be paid an annual salary of $100,000. On July 1, 2011, the annual salary to be paid was amended to $120,000. The agreement is at will and can be terminated by either party, at any time, with or without cause, by providing written notice. The officer has the right, but is not obligated, to convert all compensation owed into the Company's common stock at a price of $0.01 per share, adjusted for any increase or decrease in the number of issued shares of stock of the Company resulting from a stock split, stock dividend combination, subdivision or reclassification of shares. On June 10, 2011, the officer was granted options to purchase 180,000 shares of the Company's common stock at $0.033 per share, with 60,000 options vesting immediately, 60,000 vesting on the one year anniversary and 60,000 vesting on the 2 year anniversary. On November 14, 2011, the 180,000 stock options were exchanged for 135,000 shares of restricted common stock with the same vesting schedule.

On June 9, 2011, the Company entered into an At-Will Consulting Agreement with its chief financial officer which requires that she be paid on a monthly basis of $1,500 per month. One third of this monthly fee is to be deferred without accruing interest until the Company shall effect one or more financing transactions from which the Company receives net proceeds of not less than $500,000. The officer was granted, at signing, options to purchase 180,000 shares of the Company's common stock at $0.033 per share, with 60,000 options vesting at signing, 60,000 vesting on the one year anniversary and 60,000 vesting on the 2 year anniversary. On November 14, 2011, the 180,000 stock options were exchanged for 135,000 shares of restricted common stock with the same vesting schedule. The agreement is at will and can be terminated by either party, at any time, with or without cause, by providing written notice.